Dropdown Predecessor - Additional Information (Detail) - USD ($)			1 Months Ended			12 Months Ended
	Jul. 01, 2016	Jul. 01, 2015	Jun. 30, 2016	Jul. 31, 2015	Nov. 30, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common units issued			21,978,022	14,402,304	6,704,888
General partner's interest (as a percent)						2.00%
Equity distribution						$ 67,884,000	$ 250,299,000	$ 214,656,000
Increase in Partnership's revenue						1,152,390,000	1,229,413,000	1,019,539,000
Net income						$ 44,475,000	100,143,000	17,656,000
Subordinated Debt [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Interest rate on convertible promissory note (as a percent)						10.00%
Petrojarl Knarr Fpso [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Acquisition financing		$ 745,100,000
Purchase price paid in cash		35,000,000
Entity acquired, Purchase price, excluding promissory note		37,400,000
Operating lease arrangement period, lessor (in years)				6 years
Increase in Partnership's revenue							69,500,000
Net income							10,100,000
Petrojarl Knarr Fpso [Member] | Convertible Promissory Note [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Interest rate on convertible promissory note (as a percent)						6.50%
Outstanding principal balance of convertible debt	$ 100,000,000					$ 0
Petrojarl Knarr Fpso [Member] | Working Capital [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Business acquisition, purchase price		14,500,000
Petrojarl Knarr Fpso [Member] | Teekay Corporation [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Expected cost of project		1,260,000,000
Equity distribution		103,300,000
Petrojarl Knarr Fpso [Member] | Teekay Corporation [Member] | Common Units [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common units issued				14,400,000
Petrojarl Knarr Fpso [Member] | Teekay Corporation [Member] | July One Two Thousand Sixteen [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Outstanding principal balance of convertible debt				$ 300,000,000
Repayment of debt				92,000,000
Petrojarl Knarr Fpso [Member] | Teekay Corporation [Member] | July One Two Thousand Sixteen [Member] | Convertible Promissory Note [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Acquisition financing		$ 492,000,000
Interest rate on convertible promissory note (as a percent)		6.50%
Refinance of debt	$ 100,000,000
Petrojarl Knarr Fpso [Member] | Teekay Corporation [Member] | July One Two Thousand Sixteen [Member] | Subordinated Debt [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt instrument term (in years)	2 years
Petrojarl Knarr Fpso [Member] | Affiliated Entity [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Percentage of shares acquired in entity under common control		100.00%
Business acquisition, purchase price		$ 529,400,000
General Partner [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Equity distribution						$ 480,000	$ 24,197,000	$ 19,495,000
General Partner [Member] | Petrojarl Knarr Fpso [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Teekay Corporation's contribution to maintain general partner interest				$ 6,100,000
General partner's interest (as a percent)				2.00%